NON-CONTROLLING INTERESTS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2011 TC PipeLines, LP	Dec. 31, 2010 TC PipeLines, LP	May 03, 2011 TC PipeLines, LP GTN	May 03, 2011 TC PipeLines, LP Bison	Dec. 31, 2012 Portland	Dec. 31, 2011 Portland	Dec. 31, 2010 Portland	Dec. 31, 2012 Non-controlling interests TC PipeLines, LP	Dec. 31, 2011 Non-controlling interests TC PipeLines, LP	Dec. 31, 2010 Non-controlling interests TC PipeLines, LP	May 03, 2011 Non-controlling interests TC PipeLines, LP	Dec. 31, 2012 Non-controlling interests Portland	Dec. 31, 2011 Non-controlling interests Portland	Dec. 31, 2010 Non-controlling interests Portland
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,036	1,076										953	997			83	79
Non-controlling interests included in the Consolidated Statement of Income
Net income attributable to non-controlling interests	96	107	93									91	101	87		5	6	6
Additional information
Percentage of non-controlling interests												66.70%			61.80%	38.30%	38.30%	38.30%
Percentage ownership sold							25.00%	25.00%
Fees received for services provided				3	2	2			7	7	7